Income Taxes (Details) - Schedule of Reconciliation of the Income Tax Expenses (Parentheticals)	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Reconciliation of the Income Tax Expenses [Abstract]
Tax rate one	25.00%	25.00%	25.00%	25.00%	25.00%
Tax rate two	16.50%	16.50%		16.50%	16.50%
Tax rate three	21.00%	21.00%		21.00%	21.00%